EGA EMERGING GLOBAL SHARES TRUST

Supplement dated November 24, 2014 to the Statement of Additional Information dated March 28, 2014 for the following series of EGA Emerging Global Shares Trust (the “Trust”):

Fund	Ticker
EGShares Blue Chip ETF	BCHP

Effective December 1, 2014, the address of the Trust, including each Trustee and Officer of the Trust, is changing to 155 West 19th Street, New York, NY 10011, and all references to “171 East Ridgewood Ave., Ridgewood, NJ 07450” will be replaced with “155 West 19th Street, New York, NY 10011.”